Changes in Cash Flows from Operating Assets and Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Changes in Cash Flows from Operating Assets and Liabilities

8. Changes in Cash Flows from Operating Assets and Liabilities

The changes to the Company’s operating assets and liabilities for the three months ended March 31, 2021 and 2020 are as follows:

	2021	2020
Decrease (increase) in accounts receivable	$106,349	$(24,279)
Decrease (increase) in other receivable	135,307	1,391
Decrease (increase) in inventory and prepaid inventory	(252,529)	17,441
Decrease (increase) in prepaid expenses and deposits	(64,594)	8,281
Increase (decrease) in lease liability	850	(7,725)
Increase (decrease) in payroll taxes payable	2,970	-
Increase (decrease) in accounts payable and accrued liabilities	(4,862)	(44,567)
	$(76,510)	$(49,458)

13. Changes in Cash Flows from Operating Assets and Liabilities

The changes to the Company’s operating assets and liabilities for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Decrease (increase) in accounts receivable	$(119,813)	$48,908
Decrease (increase) in other receivable	(121,396)	(54,821)
Decrease (increase) in inventory	72,353	122,067
Decrease (increase) in prepaid expenses and deposits	43,201	63,373
Increase (decrease) in lease liability	(27,718)	(8,392)
Increase (decrease) in income taxes payable	11,372	(45,521)
Increase (decrease) in accounts payable and accrued liabilities	(59,284)	405,214
	$201,284	$539,220